ACQUISITIONS AND PRO FORMA RESULTS	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
ACQUISITIONS AND PRO FORMA RESULTS
ACQUISITIONS AND PRO FORMA RESULTS
Tarsus Medical Inc.
On January 24, 2013, the Company acquired all outstanding preferred and common stock of Tarsus Medical, Inc. ("Tarsus") for a total of $4.7 million consisting of $3.1 million in cash (including working capital adjustments of $0.2 million) and contingent consideration with an estimated acquisition date fair value of approximately $1.6 million. The potential maximum undiscounted contingent consideration consists of a first milestone payment of up to $1.5 million and a second payment of up to $11.5 million. These payments are based on reaching certain sales thresholds of acquired products. Tarsus is a podiatry device company addressing clinical needs associated with diseases and injuries of the foot and ankle.
The following summarizes the final allocation of the purchase price based on fair value of the assets acquired and liabilities assumed:

	Final Purchase Price Allocation
	(Dollars in thousands)
Cash	$85
Prepaid expenses	13
Intangible assets:		Wtd. Avg. Life:
Technology	5,040	10 - 14 years
In-process research and development	340	Indefinite
Deferred tax asset - long term	1,334
Goodwill	116
Total assets acquired	6,928
Accounts payable and other liabilities	111
Deferred tax liability	2,152
Net assets acquired	$4,665

Management determined the preliminary fair value of net assets acquired during the first quarter of 2013 and finalized the working capital adjustment in the second quarter of 2013. The Company accounts for the contingent consideration by recording its fair value as a liability on the date of the acquisition and re-measuring the fair value at each reporting date until the contingency is resolved. Changes in fair value of the contingent consideration are recognized in earnings. Accordingly, on January 24, 2013 the Company recorded $1.6 million representing the initial fair value estimate of the contingent consideration that will be earned through December 31, 2015. The fair value of this liability is based on future sales projections of the Tarsus Medical product under various potential scenarios and weighting the probability of these outcomes for the period ended December 31, 2015. At the date of the acquisition, the first milestone cash flow projection was discounted using a rate of 4.3% based on an estimated after tax cost of debt; the second milestone cash flow projection was discounted using a weighted average cost of capital of 16.5%. These fair value measurements were based on significant inputs not observed in the market and thus represented a Level 3 measurement.
At December 31, 2013 the carrying value of the second milestone was reduced to zero as management determined that the probability was remote that the underlying sales threshold needed to warrant a payment would be achieved. Additionally, the carrying value of the first milestone was increased to reflect the change in the time value of money during the period. A reconciliation of the opening balances to the closing balances of these Level 3 measurements are as follows (dollars in thousands):

		Location in Statement of Operations
Balance as of January 1, 2013	$—
Contingent consideration from Tarsus acquisition	1,600
Gain from decrease in fair value of contingent consideration liability	(373)	Selling, general and administrative
Fair value at December 31, 2013	$1,227

The goodwill recorded in connection with this acquisition is based on (i) expected cost savings, operating synergies and other benefits expected to result from the combined operations, (ii) the value of the going-concern element of Tarsus’ existing business (that is, the higher rate of return on the assembled net assets versus if the Company had acquired all of the net assets separately), and (iii) intangible assets that do not qualify for separate recognition such as Tarsus’ assembled workforce. The goodwill acquired will not be deductible for tax purposes.
The impact of the Tarsus acquisition is not material to the consolidated operating results of the Company; therefore, the pro-forma impact of the acquisition has not been presented.
Ascension Orthopedics, Inc.
On September 23, 2011, the Company acquired Ascension Orthopedics, Inc. (“Ascension”) for $66.0 million, which includes amounts paid for working capital adjustments of $0.2 million less amounts received from escrow of $0.7 million. Ascension, based in Austin, Texas, develops and distributes a range of implants for the shoulder, elbow, wrist, hand, foot and ankle.
The following summarizes the final allocation of the purchase price based on fair value of the assets acquired and liabilities assumed:

	Final Purchase Price Allocation
	(Dollars in thousands)
Cash	$627
Inventory	12,760
Accounts receivable	2,917
Other current assets	2,398
Property, plant and equipment	4,649
Other long-term assets	70
Deferred tax asset — long term	12,543
Intangible assets:		Wtd. Avg. Life:
Technology	7,885	10 years
Customer relationships	5,750	12 years
In-process research and development	1,739	Indefinite
Supplier relationship	4,510	10 years
Trade name	560	1 year
Goodwill	15,460
Total assets acquired	71,868
Accounts payable and other liabilities	5,827
Net assets acquired	$66,041

Management determined the preliminary fair value of net assets acquired during the third quarter of 2011 and finalized the working capital adjustment in the second quarter of 2012. Measurement period adjustments included above reflected a decrease in the total fair value of inventory acquired and a decrease in the value of long-term deferred tax assets acquired which was recorded in the fourth quarter of 2011. The measurement period adjustments were made to reflect facts and circumstances existing as of the acquisition date, and did not result from intervening events subsequent to the acquisition date. These adjustments did not have a significant impact on the Company’s previously reported consolidated financial statements and, therefore, the Company has not retrospectively adjusted those financial statements.
The goodwill recorded in connection with this acquisition is based on (i) expected cost savings, operating synergies and other benefits expected to result from the combined operations, (ii) the value of the going-concern element of Ascension’s existing business (that is, the higher rate of return on the assembled net assets versus if the Company had acquired all of the net assets separately), and (iii) intangible assets that do not qualify for separate recognition such as Ascension’s assembled workforce. The goodwill acquired will not be deductible for tax purposes.
SeaSpine, Inc.
On May 23, 2011, the Company acquired all of the outstanding common stock of SeaSpine, Inc. (“SeaSpine”) for $88.7 million, which includes amounts paid for working capital adjustments of $0.3 million and indemnification holdbacks totaling $7.4 million all of which was released to the seller prior to December 31, 2013. SeaSpine is based in Vista, California and designs, develops and manufactures spinal fixation products and synthetic bone substitute products.
The following summarizes the final allocation of the purchase price based on fair value of the assets acquired and liabilities assumed:

	Final Purchase Price Allocation
	(Dollars in thousands)
Cash	$201
Inventory	14,900
Accounts receivable	7,608
Other current assets	623
Property, plant and equipment	9,177
Deferred tax asset—long term	302
Intangible assets:		Wtd. Avg. Life:
Technology	3,000	8 years
Customer relationships	41,200	13 years
Non-compete agreements	1,900	4 years
Trade name	300	1 year
Goodwill	14,572
Total assets acquired	93,783
Accounts payable and other liabilities	5,108
Net assets acquired	$88,675

Management determined the preliminary fair value of net assets acquired during the second quarter of 2011 and finalized the working capital adjustment in the first quarter of 2012. Measurement period adjustments included above reflect a decrease in the total fair value of consideration to be transferred pursuant to the final working capital adjustment. These measurement period adjustments were made to reflect facts and circumstances existing as of the acquisition date, and did not result from intervening events subsequent to the acquisition date. This adjustment did not have a significant impact on the Company’s previously reported consolidated financial statements and, therefore, the Company has not retrospectively adjusted those financial statements.
The goodwill recorded in connection with this acquisition is based on the benefits the Company expects to generate from SeaSpine’s future cash flows. For tax purposes, the Company is treating the acquisition as an asset acquisition; therefore, the goodwill will be deductible for tax purposes.
Pro Forma Results (unaudited)
The following unaudited pro forma financial information summarizes the results of operations for the year ended December 31, 2011 as if the acquisitions completed by the Company during 2011 had been completed as of January 1, 2010. The pro forma results are based upon certain assumptions and estimates, and they give effect to actual operating results prior to the acquisitions and adjustments to reflect (i) increased interest expense, depreciation expense, intangible asset amortization and fair value inventory step-up, (ii) decreases in certain expenses that will not be recurring in the post-acquisition entity, and (iii) income taxes at a rate consistent with the Company’s statutory rate. No effect has been given to other cost reductions or operating synergies. As a result, these pro forma results do not necessarily represent results that would have occurred if the acquisitions had taken place on the basis assumed above, nor are they indicative of the results of future combined operations.

Year Ended
December 31, 2011
(In thousands except per share amounts)
Total Revenue	$811,933
Net income	$23,236
Net income per share:
Basic	$0.80
Diluted	$0.79